AST Multi-Asset Diversified Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
AST Multi-Asset Diversified Portfolio Custom Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.00%	7.98%	8.75%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent	15.55%	6.86%	8.28%